Expense Example - Martin Currie International Unconstrained Equity Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	1,646
Expense Example, with Redemption, 5 Years	2,604
Expense Example, with Redemption, 10 Years	5,010
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	1,700
Expense Example, with Redemption, 5 Years	2,690
Expense Example, with Redemption, 10 Years	5,157
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	1,362
Expense Example, with Redemption, 5 Years	2,510
Expense Example, with Redemption, 10 Years	5,313
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	1,240
Expense Example, with Redemption, 5 Years	2,326
Expense Example, with Redemption, 10 Years	5,014
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	1,067
Expense Example, with Redemption, 5 Years	2,053
Expense Example, with Redemption, 10 Years	4,544
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	1,042
Expense Example, with Redemption, 5 Years	2,014
Expense Example, with Redemption, 10 Years	$ 4,479